Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Derivative financial instruments
15.	Derivative financial instruments

The Company has borrowings denominated in US dollars and debt securities at variable interest rates in pesos, which in case of an increase in interest rates, would reduce the Company’s cash flows. Through the contracting of the CAP´s and SWAP´s with HSBC and Scotiabank, in some of these borrowings, the Company seeks to limit the risk of interest rate increases. In 2016 the Company contracted some hedges in which it has a floor and two collars to the increase in interest rates, so that if the relevant rate surpasses the level established (strike) in the contract, the CAP generates positive cash flows to the Company, which offsets the negative effects of the increase in the interest rates from the underlying loans.

The Company’s derivative financial instruments are negotiated in the market Over The Counter (OTC), through national and international counter parties.

The issuance of debt securities “GAP 15” in February 2015 for Ps. 1,100,000 and the second tranche of the same debt securities “GAP 15” in January 2016 for Ps. 1,100,000, generates interest at a variable rate of TIIE-28 plus 24 basis points with a term of 5 years. This credit has a hedge of the interest rate Collar category with floor of 4.05%, CAP 1 5.75% and a second CAP of 6.75%, which ended on February 14, 2020 with the maturity and paid of the debt securities.

During January and February 2016, the Company entered into unsecured credit agreement with Scotiabank and BBVA for USD$95.5 million with each institution, for a total of USD$191.0 million. The loans generate interest at Libor 1M  plus 99 and 105 basis points, respectively, with monthly interest payments, for a term of 5 years. For this credit an interest rate hedge Collar category was contracted, with floor of 0.42%, CAP 1 1.75% and a second CAP of 2.75%.

On May 2, 2017, the Company contracted an interest rate SWAP with HSBC, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP 17” with a value of Ps.1,500,000, which were issued at an interest rate TIIE and was swapped to 7.21% fixed rate, until the end of the debt securities certificates.

On February 26, 2019, the Company contracted an interest rate SWAP with Scotiabank, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP 17-2” with a value of Ps. 2,300,000 which were issued at an interest rate TIIE and was swapped to 8.0315% fixed rate, until the end of the debt certificates. Changes in fair value are recognized in other comprehensive income in the statement of income and other comprehensive income and are presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized.

On February 27, 2019, the Company contracted an interest rate SWAP with Scotiabank, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP-19” with a value of Ps. 3,000,000 which were issued at an interest rate TIIE and was swapped to 8.03% fixed rate, until the end of the debt certificates. Changes in fair value are recognized in other comprehensive income in the statement of income and other comprehensive income and are presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized.

On March 2, 2020, the Company contracted an interest rate SWAP with Scotiabank, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP 20” with a value of Ps. 3,000,000 which were issued at an interest rate TIIE and was swapped to 6.33% fixed rate, until the end of the debt certificates. Changes in fair value are recognized in other comprehensive income in the statement of income and other comprehensive income and are presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized.

These financial instruments with HSBC and the financial instrument of Scotiabank to cover the debt security “GAP 15” for Ps. 2,200,000 were not entered into for speculative purposes, but neither were formally designated and therefore did not qualify as hedging instruments for accounting purposes and as a result changes in their fair value and are recognized in profit or loss within finance cost. The financial instruments with Scotiabank to cover the debt securities “GAP 17-2”, “GAP 19” and “GAP 20” and were entered into for speculative purposes and were formally designated and therefore did qualify as hedging instruments for accounting purposes and as a result changes in their fair value are recognized in OCI and profit or loss in the financial instrument of cash flow hedges reserve.

The main characteristics and the fair value of these derivatives as of December 31, 2018, 2019 and 2020 are as follows:

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value as of December 31, 2018
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	25,572
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		26,369
Scotiabank	Ps.	2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2021		24,257
HSBC	Ps.	1,500.0	May 2017	7.21%	—	—	—	March 2022		60,259
Total									Ps.	136,457
	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value as of December 31, 2018
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	667
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		619
Scotiabank	Ps.	$2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2020		3,400
Total									Ps.	4,686

HSBC	Ps.	1,500.0	May 2017	7.21%	0.00%	0.00%	0.00%	March 2022	Ps.	(17,998)
Scotiabank	Ps.	2,300.0	February 2019	8.0315%	0.00%	0.00%	0.00%	November 2022		(86,998)
Scotiabank	Ps.	3,000.0	February 2019	8.03%	—	—	—	March 2024		(160,983)
Total									Ps.	(265,979)

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value as of December 31, 2020
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	(476)
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		(857)
HSBC	Ps.	1,500.0	May 2017	7.21%	—	—	—	March 2022		(57,090)
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	2,300.0	February 2019	8.0315%	—	—	—	November 2022	Ps.	154,741
Scotiabank	Ps.	3,000.0	February 2019	8.03%	—	—	—	March 2024		(335,752)
Scotiabank	Ps.	3,000.0	March 2020	6.332	—	—	—	February 2025		(201,788)
Total									Ps.	750,704

For the years ended December 31, 2018 a gain of  Ps. 29,642, were recognized within finance income as income of the period, due to the net income of the period for its extrinsic value presented net within the finance cost line and on December 31, 2019 and 2020, an amount of Ps. 149,770 and Ps. 43,778, respectively was recognized, as a net expense of the period for the extrinsic value, being presented net within the finance cost line. No amount has been recognized within other comprehensive income items during the year ended December 31, 2018, due to the intrinsic value of the coverage. As of December 31, 2019 and 2020, Ps. 172,094 and Ps. 471,107 respectively have been recognized in the reserve for the loss of the fair value of the coverage for cash flow hedges of the “GAP 17-2”, “GAP 19” and  “GAP 20” certificates.

On March 4, 2016, started the hedge of the variable interest rate generated. During 2019, coverage was used because the 30-day Libor exceeded the CAP 1 of 1.75%. As of December 31, 2018, 2019 and 2020 the Company recognized an income of Ps. 9,919, Ps. 19,275 and Ps. 6,376 respectively, for the application of coverage in the comprehensive financing result in the interest line.

On April 1, 2016, started the hedge of the variable interest rate generated. During 2019, coverage was used because the 28-day TIIE rate exceeded the CAP 1 of 5.75%. As of December 31, 2018, 2019 and 2020, the Company recognized an income of Ps. 22,856, Ps. 22,305 and Ps. 2,750, respectively, in favor of the Company for the application of the coverage because the fixed rate agreed in the SWAP was lower than the TIIE.

On May 4, 2017, started the hedge of the variable interest rate generated by the debt securities issued in April 2017; These debt securities were placed at a 28-day TIIE variable rate plus 49 basis points, so a SWAP was contracted to convert it to a fixed rate of 7.21%. As of December 31, 2018, 2019 and 2020 an amount of Ps. 11,517, Ps. 17,300 and Ps. 963, respectively, was recognized a finance income in favor of the Company for the application of the hedge and Ps. 21,934, to financial expense in 2020, due to the variation of the TIIE according to the fixed rate agreed in the SWAP.

On February 26, 2019, started the hedge of the variable interest rate generated by the debt securities issued in November 2017; These debt securities were placed at a 28-day TIIE variable rate plus 44 basis points, so a SWAP was contracted to convert it to a fixed rate of 8.0315%. As of December 31, 2019 an amount of Ps. 6,450 was recognized as a finance income in favor of the Company and as of December 31, 2019 and 2020 Ps. 559 and Ps. 51,032, respectively were recognized to finance cost, for the variation of the TIIE according to the agreed fixed rate of the SWAP.

On February 27, 2019, started the hedge of the variable interest rate generated by the debt securities issued in March 2019; These debt securities were placed at a 28-day TIIE variable rate plus 45 basis points, so a SWAP was contracted to convert it to a fixed rate of 8.03%. As of December 31, 2019 an amount of Ps.6,828 was recognized as a finance income in favor of the Company and as of December 31, 2019 and 2020 Ps. 725 and Ps. 67,027, respectively, were recognized to finance cost for the application of the hedge, because the fixed rate contracted in the SWAP was lower than the TIIE.

On March 2, 2020, started the hedge of the variable interest rate generated by the debt securities issued in February 2020; these debt securities certificates were placed at a 28-day TIIE variable rate plus 17 basis points, so a SWAP was contracted to convert it to a fixed rate of 6.332%. As of December 31, 2020 an amount of Ps. 5,567 was recognized as a finance income in favor of the Company and Ps. 24,513 were recognized to finance cost, for the variation of the TIIE according to the agreed fixed rate of the SWAP.